S-K 1602(c) Dilution	Jan. 31, 2026 USD ($) $ / shares shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 1.01
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.13
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.45
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.44
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.55
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.56
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.21
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.25
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.09
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.07
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	8.99
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	8.87
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.55
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.56
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.45
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.44
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.79
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.75
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.10)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.91
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.09
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 69,638,907
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,432,471
Full Over-Allotment [Member] | No Redemption [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
Full Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[2]
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | No Redemption [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.10)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.99
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 1.01
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number Of Shares Used Line Items
Number of Shares Used Adjustment	4,968,581
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (64,638,906)	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(6,463,891)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.10)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.55
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.45
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 53,479,181
Number Of Shares Used Line Items
Number of Shares Used Adjustment	9,816,499
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (16,159,727)	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,615,973)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.10)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.45
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.55
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 37,319,454
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,200,526
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (32,319,453)	[2]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(3,231,945)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.10)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.79
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.21
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 21,159,728
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,584,553
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (48,479,180)	[2]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(4,847,918)
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.11)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.07
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 60,559,774
Number Of Shares Used Line Items
Number of Shares Used Adjustment	9,971,257
No Over-Allotment [Member] | No Redemption [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
No Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[2]
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | No Redemption [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Over-Allotment [Member] | No Redemption [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.11)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.87
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 1.13
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number Of Shares Used Line Items
Number of Shares Used Adjustment	4,415,280
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (55,559,774)	[2]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(5,555,977)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.11)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.56
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.44
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 46,669,831
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,582,263
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (13,889,943)	[2]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,388,994)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.11)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.44
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.56
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 32,779,887
Number Of Shares Used Line Items
Number of Shares Used Adjustment	7,193,268
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (27,779,887)	[2]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(2,777,989)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.11)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.75
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.25
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (292,922)
Net Tangible Book Value Adjusted | $	$ 18,889,944
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,804,274
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	231,829
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (41,669,830)	[2]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(4,166,983)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $611,000 and $900,000 (or up to $1,035,000 if the over-allotment option is exercised in full) of underwriting commissions. See “Use of Proceeds.”
[2]	The underwriting commissions would be paid as follows: $0.15 per unit sold in the base offering, or $900,000 (or up to $1,035,000 if the over-allotment option is exercised in full) in the aggregate, is payable upon the closing of this offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.